Note 15 - Earnings Per Share (Details) - Basic and Diluted Earnings Per Share Calculation - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator
Net income	$ 2,566,678	$ 12,685,826	$ 21,217,193
Less: Undistributed earnings allocated to non-vested shares	(13,457)	(26,357)	(55,958)
Net income attributable to common shareholders, basic	$ 2,553,221	$ 12,659,469	$ 21,161,235
Denominator
Weighted average number of shares outstanding, basic and diluted (in Shares)	41,315,127	39,305,644	28,271,746
Earnings per share, basic and diluted (in Dollars per share)	$ 0.06	$ 0.32	$ 0.75